Long-Term Borrowings	12 Months Ended
Feb. 28, 2026
Long-Term Borrowings

9. LONG-TERM BORROWINGS

Summary of long-term borrowings consisted of the following:

Creditors	Annual Interest Rate	Maturity Date	As of
			February 28, 2025	February 28, 2026
			RMB	RMB	USD
China Merchants Bank (1)	3.25%-3.60%	December 15, 2030	82,134	90,000	13,123

(1) The Company has entered into a facility agreement (the "Facility Agreement") with China Merchants Bank Co., Ltd. Singapore Branch for an uncommitted credit facility up to RMB110 million (in USD equivalent), which will be utilized to provide credit support for a domestic fixed assets loan (the "Loan") of RMB90 million. As of February 28, 2026, the Group has withdrawn RMB90,000 (US$13,123) from the loan in China Merchants Bank Co., Ltd. Shanghai Branch with maturity date in December, 2030, including RMB1,319 (US$191) with an effective interest rate of 3.60%, RMB61,280 (US$8,936) with an effective interest rate of 3.40%, RMB19,535 (US$2,849) with an effective interest rate of 3.35% and RMB7,866 (US$1,147) with an effective interest rate of 3.25%. Loan is uncommitted fully cash backed, with restricted cash amount of RMB129,478 (US$18,880) as of February 28, 2026. For the years ended February 29, 2024, February 28, 2025 and 2026, the Company incurred RMB142, RMB2,155 and RMB2,906 (US$424) in interest expense, of which RMB142, RMB990 and nil was capitalized in Property and equipment, net, respectively.

(2) The Group is requested to make the repayment every half year for the principles from June 25, 2026 to December 15, 2030. For the long-term borrowings as of February 28, 2026, the repayment scheduled agreed by both parties is as following:

		Repayment Amount
Period	Repayment Date	RMB	US$
1	June 25, 2026	2,500	365
2	July 25, 2026	2,000	292
3	December 25, 2026	2,500	365
4	January 25, 2027	2,000	292
5	June 25, 2027	2,500	365
6	July 25, 2027	2,000	292
7	December 25, 2027	2,500	365
8	January 25, 2028	2,000	292
9	June 25, 2028	2,500	365
10	July 25, 2028	2,000	292
11	December 25, 2028	2,500	365
12	January 25, 2029	2,000	292
13	June 25, 2029	2,500	365
14	July 25, 2029	2,000	292
15	December 25, 2029	2,500	365
16	January 25, 2030	2,000	292
17	June 25, 2030	2,500	365
18	July 25, 2030	2,000	292
19	December 15, 2030	49,500	7,210
	Total	90,000	13,123